Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	December 31, 2025	December 31, 2024
Original cost:
Technology	$406,919	$405,004
Customer relations	388,807	388,112
Trademarks and other	207,054	207,011
	1,002,780	1,000,127
Accumulated amortization:
Technology	285,367	272,035
Customer relations	187,738	176,702
Trademarks and other	205,025	196,630
	678,130	645,367
Amortized cost	$324,650	$354,760

Estimated Aggregate Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2026		$33,443
2027		30,544
2028		27,777
2029		22,080
2030		21,395
2031	and thereafter	189,411
		$324,650

Schedule Of Goodwill
Changes in goodwill during 2025 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	Total
Balance, at January 1, 2024	$63,188	$316,655	$133,228	$571,866	$414,128	$1,499,065
Sale of a subsidiary (1)	—	—	—	(3,211)	—	(3,211)
Net translation differences (2)	(2,333)	—	(2,936)	—	—	(5,269)
Balance, at January 1, 2025	$60,855	$316,655	$130,292	$568,655	$414,128	$1,490,585
Net translation differences (2)	1,530	—	5,065	—	—	6,595
Balance, at December 31, 2025	$62,385	$316,655	$135,357	$568,655	$414,128	$1,497,180

(1)See Note 1D(3).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.